Condensed Statement of Changes in Shareholders' Equity - 12 months ended Dec. 31, 2019 - USD ($)	Class A ordinary shares	Class B ordinary shares	Additional Paid in Capital	Retained Earnings	Total
Balance at Dec. 31, 2018
Balance, Shares at Dec. 31, 2018
Issuance of Class B ordinary shares to Sponsor		$ 750	24,250		25,000
Issuance of Class B ordinary shares to Sponsor, Shares		7,503,750
Sale of 30,000,000 Units, net of underwriting discounts and offering expenses	$ 3,000		283,382,645		283,385,645
Sale of 30,000,000 Units, net of underwriting discounts and offering expenses, Shares	30,000,000
Sale of 6,750,000 Private Placement Warrants			6,750,000		6,750,000
Sale of 6,750,000 Private Placement Warrants, Shares
Forfeiture of Founder Shares
Forfeiture of Founder Shares, Shares		(3,750)
Ordinary shares subject to possible redemption	$ (2,850)		(289,089,930)		(289,092,780)
Ordinary shares subject to possible redemption, Shares	(28,502,357)
Net income				3,932,144	3,932,144
Balance at Dec. 31, 2019	$ 150	$ 750	$ 1,066,965	$ 3,932,144	$ 5,000,009
Balance, Shares at Dec. 31, 2019	1,497,643	7,500,000